Statements of Changes in Stockholders’ Equity (Deficit) and Redeemable Common Stock - USD ($)	Common Stock Subject to Possible Redemption	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 17, 2021
Balance (in Shares) at Mar. 17, 2021
Issuance of common stock to founders for cash		$ 144	24,856		25,000
Issuance of common stock to founders for cash (in Shares)		1,437,500
Sale of 5,733,920 Units, net of underwriting discounts and offering costs	$ 50,589,849
Sale of 5,733,920 Units, net of underwriting discounts and offering costs (in Shares)	5,733,920
Sale of 294,598 Private Units		$ 29	2,945,951		2,945,980
Sale of 294,598 Private Units (in Shares)		294,598
Private Warrant Liability			(176,759)		(176,759)
Public Warrant allocation			3,201,884		3,201,884
Accretion of common stock to redemption value	1,733,440		(1,733,440)		(1,733,440)
Forfeiture of founder’s shares
Forfeiture of founder’s shares (in Shares)		(4,020)
Net loss				(1,127,612)	(1,127,612)
Balance at Dec. 31, 2021	$ 52,323,289	$ 173	4,262,491	(1,127,612)	3,135,052
Balance (in Shares) at Dec. 31, 2021	5,733,920	1,728,078
Accretion of common stock to redemption value	$ 6,470,389		(4,262,491)	(2,207,898)	(6,470,389)
Net loss				(2,500,184)	(2,500,184)
Redemption of common stock	$ (45,952,279)
Redemption of common stock (in Shares)	(4,481,548)
Balance at Dec. 31, 2022	$ 12,841,399	$ 173		$ (5,835,694)	$ (5,835,521)
Balance (in Shares) at Dec. 31, 2022	1,252,372	1,728,078